As filed with the Securities and Exchange Commission on March 27, 2007

Securities Act File No. 33-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No.   61

Registration Statement under the Investment Company Act of 1940

Amendment No.   63

AMERICAN SKANDIA TRUST

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888

(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

American Skandia Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

Ý	immediately upon filing pursuant to paragraph (b).
☐	on __________ pursuant to paragraph (b) of rule 485.
☐ 60 days after filing pursuant to paragraph (a)(1).
☐ on __________ pursuant to paragraph (a)(1).
☐ 75 days after filing pursuant to paragraph (a)(2).
☐	on __________ pursuant to paragraph (a)(2) of rule 485.

☐                                     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of the Various Series of American Skandia Trust

(Title of Securities Being Registered)

Explanatory Note

This Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of American Skandia Trust (File Nos. 33-24962 and 811-5186) (the Registration Statement) is not intended to amend any of the prospectuses, dated May 1, 2006 and as amended and supplemented to date, or the statement of additional information, May 1, 2006 and as amended and supplemented to date. This Post-Effective Amendment No. 61 to the Registration Statement is being filed solely for the purpose of adding a prospectus supplement.

AMERICAN SKANDIA TRUST

PROSPECTUS DATED MAY 1, 2006

SUPPLEMENT DATED MARCH 27, 2007

This supplement sets forth changes to the Prospectus, dated May 1, 2006 (Prospectus), of American Skandia Trust (the Trust). All of the Trust’s Portfolios discussed in this supplement may not be available under your variable contract.  For more information about the Portfolios available under your contract, please refer to your contract prospectus.  The following should be read in conjunction with the Prospectus and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

The changes relating to the AST American Century Strategic Balanced Portfolio (to be renamed the AST American Century Strategic Allocation Portfolio effective May 1, 2007) are described in Section I to this Prospectus Supplement. The changes relating to the AST Global Allocation Portfolio (to be renamed the AST UBS Dynamic Alpha Portfolio effective May 1, 2007) are described in Section II to this Prospectus Supplement. No other Portfolios are affected by this Prospectus Supplement.

I. Changes Relating to AST American Century Strategic Balanced Portfolio (To Be Renamed AST American Century Strategic Allocation Portfolio Effective May 1, 2007)

The beneficial shareholders of the AST American Century Strategic Balanced Portfolio recently approved the termination of the Portfolio’s fundamental investment policy to invest approximately 60% of its assets in equity securities and approximately 40% of its assets in bonds and other fixed-income securities. As a result, the Portfolio will no longer be required to invest approximately 60% of its assets in equity securities and approximately 40% of its assets in bonds and other fixed-income securities.

The Co-Managers proposed the termination of the above-referenced fundamental investment policy to Portfolio shareholders as part of a new, more flexible asset allocation strategy to be implemented by American Century Investment Management, Inc. (American Century), the subadviser for the Portfolio. As a result, as of May 1, 2007: (i) American Century will implement a revised investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST American Century Strategic Balanced Portfolio to the AST American Century Strategic Allocation Portfolio (the Strategic Allocation Portfolio); and (iii) changes to the Portfolio’s investment objective, performance benchmark, and certain non-fundamental investment policies that were previously approved by the Board of Trustees of the Trust will become effective. As a result of the changes, the Portfolio will become an asset allocation fund rather than a balanced fund.

The new investment objective, asset allocation strategy, and performance benchmark for the Strategic Allocation Portfolio are described below.

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (FORMERLY AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO):

Investment Objective:  The investment objective of the Portfolio will be to seek long-term capital growth with some regular income. No guarantee can be given that the Portfolio will achieve its investment objective, and the Portfolio may lose money.

Principal Investment Policies and Risks:

Asset Allocation. The following table indicates the neutral mix for the Strategic Allocation Portfolio, that is, how the Portfolio’s investments generally will be allocated among the major asset classes over the long term.

Equity Securities	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
63%	31%	6%

The following table shows the operating range within which the Strategic Allocation Portfolio’s asset mix generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Equity Securities	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
53-73%	21–41%	0-15%

Equity Investments. The Strategic Allocation Portfolio may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers will draw on growth, value, and quantitative investment techniques in managing the equity portion of the Strategic Allocation Portfolio and diversify the Portfolio’s equity investments among small, medium and large companies. The growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue, and/or cash flow. The portfolio managers will use a variety of analytical research tools and techniques to identify stocks of companies that meet their investment criteria. This includes companies whose earnings and revenues are not only growing, but growing at an accelerating pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The value investment discipline will seek capital growth by investing in equity securities of well-established companies that the portfolio managers believe to be temporarily undervalued. The primary quantitative management technique to be used by the portfolio managers is portfolio optimization. The portfolio managers may construct a portion of the Strategic Allocation Portfolio using portfolio optimization, a technique that seeks to achieve a desired balance between the risk of an investment portfolio versus the S&P 500 Index and an investment portfolio’s return potential. Although the Strategic Allocation Portfolio will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the opinion of the portfolio managers, such investment discipline or category is undervalued relative to the other disciplines or categories.

Fixed-Income Investments. The Strategic Allocation Portfolio also will invest in a variety of debt securities payable in both U.S. and foreign currencies. The Strategic Allocation Portfolio will primarily invest in investment-grade government, corporate, asset-backed, and similar securities, that is, securities rated in the four highest categories by independent rating organizations; provided, however, that the Portfolio also may invest up to 5% of its assets nonconvertible debt obligations that are rated below investment-grade (also referred to as “high-yield securities” or “junk bonds”). The Strategic Allocation Portfolio also may invest in unrated securities based on the portfolio managers’ assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portion of the Strategic

Allocation Portfolio will be in the three- to 10-year range. The cash-equivalent portion of the Strategic Allocation Portfolio may be invested in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The Strategic Allocation Portfolio may invest a portion of its assets in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (“Ginnie Mae”). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

Sale of Securities. Securities may be sold when the American Century portfolio managers believe they no longer represent attractive investment opportunities.

Temporary Investments.   Up to 100% of the Strategic Allocation Portfolio’s assets may be invested temporarily in cash or cash equivalents and the Strategic Allocation Portfolio may otherwise deviate from its customary investment strategies in response to extraordinary adverse political, economic, financial, or stock market events. Temporary investments may include U.S. or foreign government obligations, commercial paper, bank obligations, and repurchase agreements. While the Strategic Allocation Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

Performance Benchmark for Strategic Allocation Portfolio. The primary broad-based securities market benchmark index for the Strategic Allocation Portfolio will be the S&P 500 Index. The primary blended performance benchmark for the Strategic Allocation Portfolio will be a blended index comprising 48% of the Russell 3000 Index, 15% of the MSCI EAFE Index, 31% of the Citigroup Broad Investment-Grade “BIG” Bond Index, and 6% of the Three-Month U.S. Treasury Bill Index.

Summary of Principal Risks Associated with Strategic Allocation Portfolio. An investment in the Strategic Allocation Portfolio is not a bank deposit and is not guaranteed. Investors may lose money by investing in the Portfolio. The other principal risks presented by an investment in the Strategic Allocation Portfolio include:

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Market Risk – The risk that the market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•

Selection Risk – The risk that the securities selected by the portfolio managers will underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies.

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Asset Allocation Risk – The risk that the Portfolio will allocate assets to an asset category that underperforms other asset categories. For example, the Portfolio may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

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Small and Medium Capitalization Company Risk – The risk that investments in small and intermediate capitalization size companies may be more volatile than investments in larger companies, as small and intermediate capitalization size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•

Style Risk – The risk that a particular management style – such as growth or value – might be out of favor with the market. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

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Credit Risk – The risk that the value of the Portfolio’s fixed-income investments will be affected adversely by any erosion in the ability of the issuers of these instruments to make interest and principal payments as they become due.

•

Interest Rate Risk – The risk that changing interest rates may adversely affect the value of a fixed-income investment. An increase in prevailing market interest rates typically causes the value of fixed-income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed-income securities to rise. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•

Prepayment or Call Risk – The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations.

•

U.S. Government/Agency Obligations Risk – The credit risk of Government agency obligations, which have different levels of credit support and therefore different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and the Government National Mortgage Association, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are subject to a greater degree of credit risk.

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Foreign and Emerging Markets Risk – The risk that prices of the Portfolio’s investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is increased for securities of issuers in emerging market countries.

Information about the investment management and subadvisory fee rates for the AST American Century Strategic Allocation Portfolio, American Century, and the portfolio managers for the AST American Century Strategic Allocation Portfolio is provided below:

Investment Managers. American Skandia Investment Services, Inc., (ASISI) One Corporate Drive, Shelton, Connecticut, has served as Investment Manager to the Trust since 1992, and serves as co-investment manager to a total of 63 investment company portfolios (including the Portfolios of the Trust). ASISI serves as co-manager of the Trust along with Prudential Investments LLC (PI). PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, and also serves as investment manager to the investment companies that comprise the Prudential mutual funds. A description of the advisory services to be provided to the Strategic Allocation Portfolio is set forth in the Trust’s current Prospectus, dated as of May 1, 2006, under the heading “Management of the Trust.”

The investment management fee rate for the Portfolio will not change as a result of the above-referenced changes. The investment management fee rate for the Portfolio is 0.85% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreements is available in the Trust’s semi-annual report (for agreements approved during the six month period ended June 30) and in the Trust’s annual report (for agreements approved during the six month period ended December 31). To that end, a discussion regarding the basis for the Board’s approval of the investment advisory and subadvisory agreements for the Portfolio is available in the Trust’s most recent semi-annual report.

Subadviser and Portfolio Managers. Information about American Century is set forth below. The Trust’s Statement of Additional Information, dated as of May 1, 2007, will provide additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and ownership of Trust securities by each portfolio manager.

American Century Investment Management, Inc. (American Century), American Century Tower, 4500 Main Street, Kansas City, Missouri 64111, serves as subadviser for the AST American Century Income & Growth Portfolio and the AST American Century Strategic Allocation Portfolio. American Century has been providing investment advisory services to investment companies and institutional clients since 1958. As of December 31, 2006, American Century and its affiliates managed assets totaling approximately $103.23 billion.

The subadvisory fee rate for the Portfolio will not change as a result of the above-referenced changes. The subadvisory fee rate for the Portfolio is 0.45% of the Portfolio’s average daily net assets to $50 million; 0.40% of the Portfolio’s average daily net assets from $50 million to $100 million; 0.35% of the Portfolio’s average daily net assets from $100 million to $500 million; and 0.30% of the Portfolio’s average daily net assets over $500 million.

American Century uses a team of portfolio managers and analysts to manage the AST American Century Strategic Allocation Portfolio. The following portfolio managers have overall responsibility for coordinating the Portfolio’s activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows.

Mr. Jeffrey R. Tyler, Senior Vice President and Senior Portfolio Manager, joined American Century as a portfolio manager in January 1988. In 2000, he was named to his current position. He has a bachelor’s degree in business economics from the University of California—Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

Ms. Irina Torelli, Portfolio Manager, joined American Century in July 1997 as a quantitative analyst and became a portfolio manager in February 2005. She has a bachelor's degree from the University of Rome and a master's degree in operations research from Stanford University. She is a CFA charterholder.

Responsibility for research, security selection, and portfolio construction for specified portions of the Strategic Allocation Portfolio will be allocated among other portfolio managers representing various investment disciplines and strategies.

II. Changes Relating to AST Global Allocation Portfolio (To Be Renamed AST UBS Dynamic Alpha Portfolio Effective May 1, 2007)

The beneficial shareholders of the AST Global Allocation Portfolio recently approved an increase in the investment management fee rate paid to the Co-Managers by the Portfolio. As a result, the contractual investment management fee rate for the Portfolio will increase from 0.10% to 1.00% of the Portfolio’s average daily net assets.

The Co-Managers proposed the above-referenced increase in the investment management fee rate to be able to retain UBS Global Asset Management (Americas) Inc. (UBS) as subadviser for the Portfolio. UBS will become a subadviser to the Portfolio as of May 1, 2007. In connection therewith, also as of May 1, 2007: (i) UBS will implement its “dynamic alpha” investment strategy for the Portfolio, (ii) the name of the Portfolio will be changed from the AST Global Allocation Portfolio to the AST UBS Dynamic Alpha Portfolio (the Dynamic Alpha Portfolio); and (iii) certain changes to the Portfolio’s investment objective, performance benchmark, and non-fundamental investment policies will become effective.

UBS’ “dynamic alpha” investment strategy and the Portfolio’s new investment objective and performance benchmarks are described below.

AST UBS DYNAMIC ALPHA PORTFOLIO (FORMERLY AST GLOBAL ALLOCATION PORTFOLIO):

Investment Objective:  The investment objective of the Portfolio will be to seek to maximize total return, consisting of capital appreciation and current income. No guarantee can be given that the Portfolio will achieve its investment objective, and the Portfolio may lose money.

Principal Investment Policies and Risks:

Asset Allocation and Risk Management. The Dynamic Alpha Portfolio will attempt to generate positive returns and manage risk through sophisticated asset allocation and currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Dynamic Alpha Portfolio will be a multi asset-class fund. The asset classes in which the Dynamic Alpha Portfolio may invest include, but are not limited to, the following: U.S. equity, non-U.S. equity, emerging market equity, U.S. fixed-income, non-U.S. fixed-income, emerging market debt, U.S. high-yield or “junk bond” fixed-income, and cash equivalents, including global currencies. The Dynamic Alpha Portfolio may invest in issuers located within and outside the United States or in investment companies advised by UBS or its affiliates to gain exposure to these asset classes. The Dynamic Alpha Portfolio will not pay investment management fees or other fund expenses in connection with its investment in the investment companies advised by UBS or an affiliate, but may pay expenses associated with such investments. Asset allocation decisions are tactical, based upon UBS’ assessment of valuations and prevailing market conditions in the U.S. and abroad. Investments also may be made in selected sectors of these asset classes.

The Dynamic Alpha Portfolio may, but is not required to, use derivative instruments (“Derivatives”) for risk management purposes or as part of the Portfolio’s investment strategies. Generally, Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, or currency exchange rates, and related indexes. Examples of Derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Dynamic Alpha Portfolio may use Derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Portfolio, to replace more traditional direct investments, or to obtain exposure to certain markets. In addition, the Dynamic Alpha Portfolio may establish net short or net long positions for individual markets, currencies and securities. The Portfolio also may borrow money to purchase investments for the Portfolio and for temporary or emergency purposes, including for meeting redemptions, for the payment of dividends, for share repurchases, or for the clearance of transactions. The Portfolio intends to comply with all applicable asset coverage and asset segregation requirements with respect to its Derivatives transactions, short sales, and borrowings.

The Dynamic Alpha Portfolio’s risk will be carefully monitored with consideration given to the risk generated by individual positions, sector, country, and currency views. UBS will employ proprietary risk management systems and models that seek to ensure the Dynamic Alpha Portfolio is compensated for the level of risk it assumes at both the security and market levels.

Equity Investments. Investments in equity securities may include common stock and preferred stock of issuers in developed nations (including the U.S.) and emerging markets. Equity investments may include large, intermediate, and small capitalization companies. Within the equity portion of the Dynamic Alpha Portfolio, UBS will primarily use value-oriented strategies but also may use growth-oriented strategies from time to time. When using value-oriented equity strategies, UBS seeks to select securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the UBS’ assessment of what a security is worth. UBS bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. For each equity security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below (above) the estimated intrinsic or fundamental value would be considered a long (short) candidate for inclusion in the Dynamic Alpha

Portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries. Under certain circumstances, UBS may use growth-oriented strategies within its US equity asset class for a portion of the allocation; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Dynamic Alpha Portfolio. To invest in growth equities, UBS will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

Fixed-Income Investments. Investments in fixed-income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. Investments in fixed-income securities may include issuers in both developed (including the U.S.) and emerging markets. In selecting fixed-income securities, UBS uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The UBS model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, UBS considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Dynamic Alpha Portfolio’s fixed income investments may reflect a broad range of investment maturities, qualities and sectors, including convertible debt securities and debt securities rated below investment grade. These lower-rated fixed-income securities are often referred to as “high-yield securities” or “junk bonds”. UBS’ fixed-income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. UBS manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Dynamic Alpha Portfolio also may invest in cash or cash equivalent instruments. When political, economic, or market conditions warrant, the Portfolio may invest without limitation in cash equivalents, which may affect its ability to pursue its investment objective.

UBS expects to actively manage the Dynamic Alpha Portfolio. As such, the Portfolio may have high portfolio turnover, which may result in higher costs for brokerage commissions, transaction costs, and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance.

Temporary Investments.   Up to 100% of the Dynamic Alpha Portfolio’s assets may be invested temporarily in cash or cash equivalents and the Dynamic Alpha Portfolio may otherwise deviate from its customary investment strategies in response to extraordinary adverse political, economic, financial, or stock market events. Temporary investments may include U.S. or foreign government obligations, commercial paper, bank obligations, and repurchase agreements. While the Dynamic Alpha Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

Performance Benchmarks. The primary broad-based securities market benchmark indexes for the Dynamic Alpha Portfolio will be the Merrill Lynch US Treasury 1-5 Year Index and the MSCI World Free Index. The Dynamic Alpha Portfolio, however, will not be managed to a broad-based securities benchmark index. Instead, the Dynamic Alpha Portfolio will be evaluated against the Consumer Price Index from the Bureau of Labor Statistics in an attempt to achieve an average annual return that exceeds inflation, net of management fees, over a complete market cycle. Generally, a full market cycle is defined as a period that encompasses both up and down markets. While market cycles vary in length, a five-year period could be considered typical. The Investment Managers and UBS do not represent or guarantee that the Dynamic Alpha Portfolio will be able to achieve its return goal or any of its investment objectives in any one year or in any market cycle. The Portfolio may lose money. Because the Dynamic Alpha Portfolio will not be managed to a securities benchmark index, UBS will have a broad opportunity to make market decisions and security selection decisions independently of one another. The Dynamic Alpha Portfolio will use the Consumer Price Index as its secondary performance benchmark due to its focus on real returns (i.e., returns after inflation has been take into account).

Summary of Principal Risks Associated with Dynamic Alpha Portfolio. An investment in the Dynamic Alpha Portfolio will not be guaranteed; investors may lose money by investing in the Portfolio. The other principal risks presented by an investment in the Dynamic Alpha Portfolio include:

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Market Risk--The risk that the market value of the Dynamic Alpha Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

•

Asset Allocation Risk--The risk that the Dynamic Alpha Portfolio may allocate assets to an asset category that underperforms other asset categories. For example, the Portfolio may be overexposed to equity securities when the stock market is falling and the fixed income market is rising.

•

Interest Rate Risk--The risk that changing interest rates may adversely affect the value of a fixed-income investment. An increase in prevailing market interest rates typically causes the value of fixed-income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed-income securities to rise. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities and higher quality securities more than lower quality securities.

•

Credit Risk--The value of the Dynamic Alpha Portfolio’s fixed-income investments will be affected adversely by any erosion in the ability of the issuers of these instruments to make interest and principal payments as they become due. To the extent that the Portfolio invests in fixed-income securities that are rated below investment grade, often referred to as “junk bonds,” the Portfolio will take on additional credit risk. Fixed-income securities rated below investment grade are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

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Prepayment or Call Risk--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Dynamic Alpha Portfolio to reinvest in obligations with lower interest rates than the original obligations.

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U.S. Government Agency Obligations Risk--Government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

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Small and Medium Capitalization Company Risk--The risk that investments in small and intermediate capitalization size companies may be more volatile than investments in larger companies, as small and intermediate capitalization size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

•

“Growth” and “Value” Style Risks--The Dynamic Alpha Portfolio employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

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Foreign and Emerging Markets Risks--The risk that prices of the Dynamic Alpha Portfolio’s investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

•

Derivatives Risk-- Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If UBS incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using Derivatives, the Dynamic Alpha Portfolio might have been in a better position if the Portfolio had not entered into the Derivatives. While some strategies involving Derivatives can protect against the risk of loss, the use of Derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a Derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other Derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other Derivatives may be substantial (for example, for some Derivatives, it is possible for the Portfolio to lose more than the amount the Fund invested in the Derivatives). Some Derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Finally, Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for Derivatives and the resulting inability of the Dynamic Alpha Portfolio to sell or otherwise close out the Derivatives) and interest rate risk (some Derivatives are more sensitive to interest rate changes and market price fluctuations).

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Short Sales Risk. The primary risk associated with the use of short sales is the risk of loss if the price of the borrowed security increases between the date of the short sale and the date on which the Dynamic Alpha Portfolio replaces the borrowed security. Theoretically, the amount of this loss can be unlimited, although for fixed-income securities an interest rate of 0% forms an effective limit on how high a securities’ price would be expected to rise. Although the Portfolio intends to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio’s securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

•

Borrowing and Leverage Risk— The Dynamic Alpha Portfolio may borrow money from banks to purchase investments for the Portfolio, which is a form of leverage. If the Dynamic Alpha Portfolio borrows money to purchase securities and the Portfolio’s investments decrease in value, the Portfolio’s losses will be greater than if the Portfolio did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Dynamic Alpha Portfolio will be less than if borrowing were not used. Certain derivatives that the Portfolio may use may also create leverage. Derivative instruments that involve leverage can result in losses to the Portfolio that exceed the amount originally invested in the derivative instruments.

•

Risks from Investments in Other Mutual Funds— As set forth above, the Dynamic Alpha Portfolio may invest in mutual funds advised by UBS or its affiliates to gain exposure to certain asset classes. As a result, to the extent the Dynamic Alpha Portfolio invests in such funds, the Dynamic Alpha Portfolio will be subject to the investment performance, risks, and certain expenses of these underlying funds.

Information about the investment management and subadvisory fee rates for the AST UBS Dynamic Alpha Portfolio, UBS, and the portfolio managers for the AST UBS Dynamic Alpha Portfolio is provided below:

Investment Managers. American Skandia Investment Services, Inc., (ASISI) One Corporate Drive, Shelton, Connecticut, has served as Investment Manager to the Trust since 1992, and serves as co-investment manager to a total of 63 investment company portfolios (including the Portfolios of the Trust). ASISI serves as co-manager of the Trust along with Prudential Investments LLC (PI). PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, and also serves as investment manager to the investment companies that comprise the Prudential mutual funds. A description of the advisory services to be provided to the Strategic Allocation Portfolio is set forth in the Trust’s current Prospectus, dated as of May 1, 2006, under the heading “Management of the Trust.” Effective May 1, 2007, the investment management fee rate for the Portfolio will be 1.00% of the Portfolio’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreements is available in the Trust’s semi-annual report (for agreements approved during the six month period ended June 30) and in the Trust’s annual report (for agreements approved during the six month period ended December 31). To that end, a discussion regarding the basis for the Board’s approval of the new investment advisory and subadvisory agreements for the Dynamic Alpha Portfolio is available in the Trust’s most recent annual report.

Subadviser and Portfolio Manager. Information about UBS is set forth below. The Trust’s Statement of Additional Information, dated as of May 1, 2007, will provide additional information about the portfolio manager’s compensation, other accounts that the portfolio manager manages, and ownership of Trust securities by the portfolio manager.

UBS Global Asset Management (Americas) Inc. (UBS), a Delaware corporation located at One North Wacker Drive, Chicago, Illinois 60606, is an investment advisor registered with the SEC. As of December 31, 2006, UBS had approximately $142.9 billion in assets under management. UBS is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $657.9 billion in assets under management as of December 31, 2006. UBS AG is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

Effective May 1, 2007, UBS will receive a subadvisory fee from the Investment Managers at the annual rate of 0.50% of the Portfolio’s average daily net assets to $100 million and 0.45% of the Portfolio’s average daily net assets exceeding $100 million.

Brian D. Singer is the lead portfolio manager for the Dynamic Alpha Portfolio. Mr. Singer has access to certain members of the UBS fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Dynamic Alpha Portfolio invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Dynamic Alpha Portfolio, has responsibility for allocating the Portfolio’s assets among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the Portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer is a member of the UBS Group Managing Board of UBS Global Asset Management (Americas) and portfolio manager of the UBS Global Allocation Fund since 2000 and the UBS Dynamic Alpha Fund since its inception in 2005.

Part C

Other Information

Item 23. Exhibits

(a) (1) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(b) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(c) None.

(d) (1a) Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(1b) Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant.

(2) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(3) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Prudential Investment Management, Inc. for the AST Money Market Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(4) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(5) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(6) Sub-advisory Agreement among American Skandia Investment Services Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(7) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(8) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(9) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(10) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST William Blair International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(11) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the LSV International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(12) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Strategic Balanced Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(13) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Income & Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(14) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and J. P. Morgan Investment Management, Inc. for the AST JPMorgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(15) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Hotchkis & Wiley Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(16) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(17) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(18) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(19) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(20) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(21) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(22) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(23) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(24) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(25) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(26) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(27) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST AllianceBernstein Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(28) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST AllianceBernstein Managed Index 500 Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(29) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth and Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(30) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(31) Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(32) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(33) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(34) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(35) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(36) Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Sanford C. Bernstein & Co., LLC for the AST AllianceBernstein Core Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(37) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(38) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Balanced Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(39) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Capital Appreciation Target Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(40) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(41) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(42) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(43) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(44) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(45) Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(e)(1) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(2) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(f) None.

(g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(2) Transfer Agency Services Agreement dated July 1, 2005 between the Registrant and PFPC Inc. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(h) (1) Amended Administration Agreement between Registrant and Provident Financial Processing Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(2) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(3) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation, American Skandia Trust, American Skandia Investments Services, Incorporated, Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(4) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(5) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(i) Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(j) Consent of Independent Registered Public Accounting Firm. Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(k) None.

(l) Certificate re:  initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(m) None.

(n) None.

(p) (1) Form of Code of Ethics of Registrant pursuant to Rule 17j-1. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(2) Form of Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3) Form of Code of Ethics of Alliance Capital Management L.P. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(4) Form of Code of Ethics of American Century Investment Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(5) Form of Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(6) Form of Code of Ethics of Deutsche Asset Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 43 to Registration Statement, which Amendment was filed via EDGAR on December 10, 2001, and is incorporated herein by reference.

(7) Form of Code of Ethics of Federated Investment Counseling. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(8) Form of Code of Ethics of Federated Global Investment Management Corp. Filed as an Exhibit to Post-Effective Amendment No. 46 to Registration Statement, which Amendment was filed via EDGAR on February 28, 2003, and is incorporated herein by reference.

(9) Form of Code of Ethics of Goldman Sachs Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(10) Form of Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(11) Form of Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(12) Form of Code of Ethics of Lord, Abbett & Co. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(13) Form of Code of Ethics of Marsico Capital Management, LLC. Filed as an Exhibit to Post-Effective Amendment No. 45 to Registration Statement, which Amendment was filed via EDGAR on May 1, 2002, and is incorporated herein by reference.

(14) Form of Code of Ethics of Massachusetts Financial Services Company. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(15) Form of Code of Ethics of Neuberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(16) Form of Code of Ethics of Pacific Investment Management Company LLC. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(17) Form of Code of Ethics of T. Rowe Price Associates, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(18) Form of Code of Ethics of T. Rowe Price International, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(19) Form of Code of Ethics of LSV Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(20) Form of Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(21) Form of Code of Ethics of Eagle Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(22) Form of Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(23) Form of Code of Ethics of First Trust Advisors, L.P. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.

(q) Power of Attorney. Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registration Statement, which Amendment was filed via EDGAR on December 13, 2005, and is incorporated herein by reference.

ITEM 24 .	Persons Controlled By or Under Common Control with Registrant

Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by American Skandia Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Management and Advisory Arrangements” and “Other Information.”

ITEM 25.	Indemnification

Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of Investment Adviser

American Skandia Investment Services, Incorporated (“ASISI”), One Corporate Drive, Shelton, Connecticut 06484, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serve as the co- investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASISI is included in ASISI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PI is included in PI’s Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.

ITEM 27.	Principal Underwriter

Registrant’s shares are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts.  The Trust has no principal underwriter or distributor.

ITEM 28.	Location of Accounts and Records

Records regarding the Registrant’s securities holdings are maintained at Registrant’s Custodian, PFPC Trust Company, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113. Certain records with respect to the Registrant’s securities transactions are maintained at the offices of the various sub-advisors to the Registrant. The Registrant’s corporate records are maintained at its offices at Gateway Center 3, 100 Mulberry Street, Newark NJ 07102.

ITEM 29.	Management Services

None.

ITEM 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 27th day of March, 2007.

AMERICAN SKANDIA TRUST

By:	* John P. Schwartz
John P. Schwartz
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*DAVID R. ODENATH, JR.	President (Principal Executive Officer) and Trustee
David R. Odenath, Jr.

*GRACE C. TORRES	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres

*SAUL K. FENSTER	Trustee
Saul K. Fenster

*DELAYNE DEDRICK GOLD	Trustee
Delayne Dedrick Gold

*ROBERT F. GUNIA	Trustee and Vice President
Robert F. Gunia

*W. SCOTT MCDONALD, JR	Trustee
W. Scott McDonald, Jr.

*THOMAS T. MOONEY	Chairman and Trustee
Thomas T. Mooney

*THOMAS M. O’BRIEN	Trustee
Thomas M. O’Brien

*JOHN A. PILESKI	Trustee
John A. Pileski

*F. DON SCHWARTZ	Trustee
F. Don Schwartz

*By: /s/ John P. Schwartz		March 27, 2007
John P. Schwartz
Assistant Secretary, Attorney-in-fact